WARRANT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Warrant
SCHEDULE OF INFORMATION ABOUT THE WARRANTS OUTSTANDING

Information About the Warrants Outstanding During Fiscal 2024 Follows:

Original Number of Warrants Issued	Exercise Price per Common Share	Exercisable at December 31, 2024	Became Exercisable	Exercised	Terminated / Canceled / Expired	Exercisable At December 30, 2024	Expiration Date
1,250	$8.00	1,250	1,250	-	1,250	-	December 2024